TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade accounts payable
Trade accounts payable	R$ 6,347,954	R$ 6,206,570
Domestic (Brazil) | Related party
Trade accounts payable
Trade accounts payable	13,161	3,776
Domestic (Brazil) | Third party
Trade accounts payable
Trade accounts payable	4,305,857	4,171,988
Trade accounts payables balances subject to factoring at the exclusive option of certain suppliers	243,229	416,643
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	988,892	625,645
Foreign | Third party
Trade accounts payable
Trade accounts payable	2,028,936	2,030,806
Foreign | Third party | Cerrado Project
Trade accounts payable
Trade accounts payable	R$ 1,656,702	R$ 1,370,833